STOCK-BASED COMPENSATIONS - Additional Information (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share based compensation
Change in fair value of incremental share based compensation per share	₽ 49	₽ 68	₽ 145
Total expense in respect of Group's share plans		₽ 5,662	₽ 4,767
Liability from share based payment awards		5,286	2,285
Fair value of share-based awards vested		1,545	1,530
Equity-settled share based awards
Share based compensation
Total expense in respect of Group's share plans		₽ 4,423	₽ 3,690